GENERAL	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	General:

Senstar Technologies Ltd. (formerly: Magal Security Systems Ltd.) ("the Parent Company" or "Senstar") and its subsidiaries (together - "the Company") is a leading international provider of comprehensive physical, video, and access control security products and solutions. The Company offers comprehensive solutions for critical sites, which leverage its broad portfolio of homegrown PIDS (Perimeter Intrusion Detection Systems), advanced VMS (Video Management Software) with native IVA (Intelligent Video Analytics) security solutions, as well as access control products and technologies.

b.
On February 7, 2021, the Company entered into an agreement (the “Purchase Agreement”) with Aeronautics Ltd., a subsidiary of RAFAEL Advanced Defense Systems Ltd., to sell the Company’s Integrated Solutions Division (the “Projects Division”), representing substantially all of the Company’s Integrated Solutions segment for total consideration of $35 million in cash at closing. On June 30, 2021, the Company completed the sale. The divestiture of the Company’s Integrated Solutions Division represented a strategic shift in the Company's operations.

Discontinued operation:

Under ASC 205-20, "Discontinued Operation" when a component of an entity, as defined in ASC 205-20, has been disposed of or is classified as held for sale, the results of its operations, including the gain or loss on its component are classified as discontinued operations and the assets and liabilities of such component are classified as assets and liabilities attributed to discontinued operations; that is, provided that the operations, assets and liabilities and cash flows of the component have been eliminated from the Company’s consolidated operations and the Company will have no significant continuing involvement in the operations of the component.

The following table presents the results of the discontinued operations for the six months ended June 30, 2023 and 2022, are presented below:

	Six months ended June 30,
	2023	2022

Income (loss) after income taxes	$-	$-
Capital loss from discontinued operation	-	(264)

Net loss from discontinued operation	$-	$(264)

The following table presents cash flows for discontinued operations:

	Six months ended June 30,
	2023	2022

Net cash provided by discontinued operating activities	$22	$123